LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LEASE OBLIGATIONS
LEASE OBLIGATIONS

NOTE 11: LEASE OBLIGATIONS

In January 2023, the Company entered into a lease agreement extension for its corporate office and distribution center in Vernon, California that expires on December 31, 2023. The lease has monthly base rent payments of $38,105. As a result of the extension, the Company recognized a right of use asset and liability of $467,738 using a discount rate of 8.0%. As of June 30, 2023, the Company has $949,071 in accounts payable for past rents due to the landlord pertaining to this lease.

In May 2023, the Company entered into a lease agreement extension for a showroom space in Los Angeles, California that commences in March 2023 and expires in January 2025. The original lease began in April 2018 and terminated in May 2020, at which point the lease was month to month. The lease has a monthly base rent of $6,520 until January 31, 2025, at which point the base rent increases to $6,781 until the end of the lease. As a result of the extension, the Company recognized a right of use asset and liability of $125,397 using a discount rate of 8.0%. As of June 30, 2023, the Company has $214,626 in accounts payable for past rents due to the landlord pertaining to this lease.

Stateside and Sundry utilize a lease for a showroom in Los Angeles, California which is month to month.

Total rent expense for the three months ended June 30, 2023 and 2022 was $37,580 and $195,060, and $210,265 and $469,482 for the six months end June 30, 2023 and 2022, respectively.

NOTE 11: LEASE OBLIGATIONS

In April 2021, the Company entered into a lease agreement for operating space in Los Angeles, California. The lease expires in June 2023 and has monthly base rent payments of $17,257. The lease required a $19,500 deposit. The Company adopted ASC 842 on January 1, 2021 and recognized a right of use asset and liability of $250,244 using a discount rate of 6.0%. Under ASC 842, the lease was classified as an operating lease.

Stateside leases office and showroom facilities in Los Angeles, California. The leases expire at various dates through November 2022 with base rents ranging from $3,100 to $9,000.

Total rent expense for the years ended December 31, 2022 and 2021 was $945,216 and $816,790, respectively. Rent is classified by function on the consolidated statements of operations either as general and administrative, sales and marketing, or cost of revenue.

The Company determines whether an arrangement is or contains a lease at inception by evaluating potential lease agreements including services and operating agreements to determine whether an identified asset exists that the Company controls over the term of the arrangement. Lease commencement is determined to be when the lessor provides access to, and the right to control, the identified asset.

The rental payments for the Company’s leases are typically structured as either fixed or variable payments. Fixed rent payments include stated minimum rent and stated minimum rent with stated increases. The Company considers lease payments that cannot be predicted with reasonable certainty upon lease commencement to be variable lease payments, which are recorded as incurred each period and are excluded from the calculation of lease liabilities.

Management uses judgment in determining lease classification, including determination of the economic life and the fair market value of the identified asset. The fair market value of the identified asset is generally estimated based on comparable market data provided by third-party sources.